Equity and Cost Investments (Results of Operations of Equity Method Investments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Equity and Cost Investments [Abstract]
Net revenues	$ 2,796.7	$ 2,395.1	$ 2,128.0
Operating income	353.5	277.0	245.3
Net earnings	$ 286.7	$ 231.1	$ 205.1